Other Operating Income and Expenses	12 Months Ended
Dec. 31, 2024
TextBlock 1 [Abstract]
Other Operating Income and Expenses
33. Other Operating Income and Expenses
Details of other operating income and expenses for the years ended December 31, 2022, 2023 and 2024 were as follows:

(in millions of Won)	2022		2023	2024
Other operating income
Recovery of allowance for other bad debt accounts	￦	5,144	7,641	18,080
Gain on disposals of assets held for sale		55,262	1,312	4,801
Gain on disposals of investment in subsidiaries, associates and joint ventures(*1)		13,904	197,088	14,235
Gain on disposals of property, plant and equipment		18,502	9,387	26,533
Gain on valuation of firm commitment		181,645	11,499	46,918
Reversal of other provisions		5,245	8,578	15,834
Gain on insurance claim(*3)		237,565	13,117	157,552
Gain on bargain purchase(*1)		—	41,072	—
Gain on disposals of emission rights		5,181	25,998	2
Miscellaneous Income		64,235	77,946	90,485
Others		10,478	8,348	12,665

	￦	597,161	401,986	387,105

Other operating expenses
Other bad debt expenses	￦	(14,968)	(291,340)	(68,979)
Loss on disposals of assets held for sale(*2)		(3,964)	(103,366)	(33,943)
Loss on disposals of investments in subsidiaries, associates and joint ventures		(12,400)	(18,843)	(73,428)

(in millions of Won)	2022		2023	2024
Loss on disposals of property, plant and equipment		(111,082)	(125,823)	(85,149)
Impairment loss on property, plant and equipment		(213,183)	(275,846)	(608,122)
Impairment loss on intangible assets		(370,663)	(129,907)	(47,993)
Loss on valuation of firm commitment		(156,183)	(47,448)	(40,383)
Idle tangible asset expenses		(18,184)	(3,703)	(3,047)
Increase to provisions		(88,857)	(38,395)	(84,689)
Donations		(80,558)	(67,393)	(75,261)
Miscellaneous expenses		(63,812)	(92,870)	(46,233)
Others		(4,799)	(749)	(16,649)

	￦	(1,138,653)	(1,195,683)	(1,183,876)

(*1)
During the year ended December 31, 2023, QSONE Co., Ltd., which had been previously classified as an investment in associates was reclassified as consolidated subsidiaries. As a result, the Company recognized
￦
184,556 million of gain on disposals of investment in associates and
￦
41,072 million of gain on bargain purchase.

(*2)
During the year ended December 31, 2023, the
Company disposed
of CSP-Compania Siderurgica do Pecem, which was classified as assets held for sale during the year ended December 31, 2022
,
and recognized
￦
103,366 million of loss on disposals of assets held for sale. The loss on disposal of assets held for sale recognized as profit or loss includes
￦
102,470 million, which was reclassified from accumulated other comprehensive loss arising from translating the financial statements of foreign operation.

(*3)
During the year ended December 31, 2022, POSCO, a subsidiary, received insurance payments of
￦
234,000 million related to damage due to the flooding of the Naengcheon stream in Pohang, and additional compensation is under discussion with the insurance company.